Earnings Per Share	12 Months Ended
Jun. 30, 2015
Earnings Per Share

12. Earnings Per Share

The following table sets forth the basic and diluted weighted average share amounts:

	Twelve months ended June 30, 2015	Twelve months ended June 30, 2014
Weighted-average shares outstanding-basic	87,345,708	82,096,947
Potential dilutive effect of shares to be issued to settle the debentures	21,478,722	18,457,176

Weighted-average shares outstanding-diluted	108,824,430	100,554,123

The computations for basic and diluted income per common share are as follows:

	Twelve months ended June 30, 2015	Twelve months ended June 30, 2014
Net income–basic	$3,655	$1,417
Add back: Interest expense on debentures (net of tax)	6,541	5,907

Net income used for diluted earnings per share	10,196	7,324

Basic income per share	$0.04	$0.02

Diluted income per share	$0.04	$0.02

The conversion of the convertible debentures is anti-dilutive for both years ended June 30, 2015 and 2014.